Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Stockholders' Equity.
Summary of warrants outstanding

		Weighted
		average	Weighted
	Number	remaining	average
	of	life	exercise
	shares	(years)	price
Warrants outstanding, August 31, 2019	107,409	4.3	$83.21
Issued	53,273	4.0	40.00
(Cancelled)	(29,124)	3.8	$40.00
Warrants outstanding, February 28, 2019	131,558	3.8	$47.71
Warrants exercisable, February 28, 2019	131,558	3.8	$47.71

		Weighted
		average	Weighted
	Number of	remaining	average
	shares	life (years)	exercise price
Warrants outstanding, August 31, 2017	64,887	1.5	$119.60
Issued	30,526	5.3	$99.60
(Exercised)	(938)	1.2	80.00
(Cancelled)	—	—	—
(Expired)	—	—	—
Warrants outstanding, August 31, 2018	94,475	2.13	$113.60
Issued	74,390	5.0	$70
(Exercised)	(6,688)	0.45	98.80
(Cancelled)	—	—	—
(Expired)	(54,761)	—	114.80
Warrants outstanding, August 31, 2019	107,416	4.42	$74.80

Summary of information about warrants outstanding

		Weighted average
		life of
	Warrants	outstanding	Exercise
	Outstanding	warrants in years	price
March 2019 Warrants (1)	41,430	4.0	$40.00
Amended March 2019 Warrants (2)	66,288	4.0	40.00
March 2019 Services Warrants (3)	3,366	4.0	70.00
June 2018 Warrants (4)	12,552	3.8	40.00
June 2018 Services Warrants (5)	5,422	3.8	99.60
2017 PIPE Warrants	2,500	2.3	$276.00
	131,558	3.8	$47.71

			Weighted
			average
			life of
			outstanding
	Exercise	Warrants	warrants in
	price	Outstanding	years
March 2019 Notes Warrants	$70.00	74,390	4.6
June 2018 Notes Warrants	$70.00	30,526	3.8
2017 PIPE Warrants	$276.00	2,500	2.9
		107,416	4.4